Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 491	$ 857
Accounts receivable, net of allowance of $33 and $49	2,158	1,237
Inventory	3,253	2,603
Prepaid expenses and other current assets	124	121
Total current assets	6,026	4,818
Fixed assets, net of accumulated depreciation of $902 and $1,399	40	25
Other assets	21	31
Total assets	6,087	4,874
Current liabilities:
Accounts payable	2,642	1,375
Accrued expenses	816	$ 814
Line of credit	329
Taxes payable	19	$ 23
Other current liabilities	2	38
Total current liabilities	3,808	2,250
Long-term liabilities - other	14	2
Shareholders' equity:
Common stock, no par value: Authorized - 100,000,000; issued and outstanding shares - 41,314,894 and 40,972,394 shares, respectively	53,764	53,650
Additional paid-in capital	8,388	8,234
Accumulated other comprehensive income	244	295
Accumulated deficit	(60,131)	(59,557)
Total shareholders' equity	2,265	2,622
Total liabilities and shareholders' equity	$ 6,087	$ 4,874